Share-based compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Xos, Inc. [Member]
Share-based compensation [Line Items]
Share-based compensation

Note 6. Share-based Compensation

On November 27, 2018, the Company adopted the 2018 Stock Plan (“the Plan”), which authorized the issuance of up to 16,390,023 shares of common stock to employees, directors, and consultants of the Company, in the form of restricted stock, stock appreciation rights, and stock options. As of June 30, 2021, there were 1,803,165 shares available for issuance pursuant to future grants under the Plan.

The amount and terms of grants are determined by the Board. The stock options granted under the Plan generally expire within 10 years from the date of grant and generally vest over 4 years, at the rate of 25% on the first anniversary of the date of grant and ratably on a monthly basis over the remaining 36-month period thereafter based on continued service.

The Company recognized stock-based compensation expense for the six months ended June 30, 2021, and 2020 totaling approximately $3,000 and $8,000, respectively.

Note 7. Share-based compensation

On November 27, 2018, the Company adopted the 2018 Stock Plan (“the Plan”), which authorized the issuance of up to 16,390,023 shares of common stock to employees, directors, and consultants of the Company, in the form of restricted stock, stock appreciation rights, and stock options. As of December 31, 2020, there were 1,318,550 shares available for issuance pursuant to future grants under the Plan.

The amount and terms of grants are determined by the Board. The stock options granted under the Plan generally expire within 10 years from the date of grant and generally vest over 4 years, at the rate of 25% on the first anniversary of the date of grant and ratably on a monthly basis over the remaining 36-month period thereafter based on continued service.

The Company allows employees to exercise options prior to vesting. The Company records a liability for shares exercised but not vested. The liability is relieved when the options vest. If the employee leaves the Company before vesting, the unvested shares can be repurchased.

The following table summarizes stock option activity for the period ended December 31, 2020:

	Options	Weighted Average Option Price (Fair Value)	Weighted Average Exercise Price	Weighted Average Remaining Contracts
December 31, 2017 –
Options outstanding	—	$0.02	$0.03	—
Granted	728,000	0.02	0.03
Exercised	—	—	—
Expired or canceled	80,000	0.02	0.03
December 31, 2018 –
Options outstanding	648,000	$0.02	$0.03	9.9
Granted	13,316,623	0.02	0.03
Exercised	13,211,689	0.02	0.03
Expired or canceled	57,867	0.02	0.03
December 31, 2019 –
Options outstanding	695,067	$0.02	$0.03	9.4
Granted	1,026,850	0.02	0.03
Exercised	223,375	0.02	0.03
Expired or canceled	132,930	0.02	0.03
December 31, 2020 –
Options outstanding	1,365,612	$0.05	$0.07	9.24

The Company recognized stock-based compensation expense for the years ended December 31, 2020, 2019 and 2018 totaling approximately $15, $279 and $2, respectively. As of December 31, 2020, the Company has $52 of unrecognized stock-based compensation expense that is expected to be recognized over a weighted-average period of 3.9 years.

The aggregate intrinsic value of options exercised during the year ended December 31, 2020 was $4, and the aggregate intrinsic value of options outstanding and options exercisable as of December 31, 2020 was $27.

The Company estimates the fair value of stock options on the date of the grant using the Black-Scholes option pricing model. Each of the Black-Scholes inputs generally require significant judgement, including the assumptions discussed below.

•        Given the absence of a publicly traded market, the Board considers various subjective factors to determine the fair value of the Company’s common stock at each meeting awards were approved. These factors include but are not limited to contemporaneous third-party valuations of its common stock, the lack of marketability of common stock and the likelihood of achieving a liquidity event such as an IPO or sale of the Company.

•        The expected term represents the period that the Company’s stock options are expected to be outstanding and is determined based on the “simplified” method, as prescribed in SEC Staff Accounting Bulletin (SAB) No. 107. The expected term of nonemployee options is equal to the contractual term.

•        The risk-free interest rate is based on the interest rate payable on the U.S. Treasury securities with an equivalent expected term of the options.

•        The Company determines the price volatility factor based on the historical volatilities of several publicly listed peer companies as the Company does not have trading history for its common stock.

•        The expected dividend yield assumption is based on the Company’s current expectations about its anticipated dividend policy.

The valuation of the options was calculated using the Black-Sholes option pricing model using the following assumptions:

Expected dividend yield	0%
Stock price volatility	55% – 80%
Expected term	6 to 7 years
Risk-free interest rate	0.60% – 3.06%
Grant-date fair value (estimated)	$ 0.02 – $ 0.05